BASIS OF PRESENTATION (Details Narrative) - USD ($)			1 Months Ended				9 Months Ended		12 Months Ended
	Oct. 28, 2022	Aug. 09, 2022	Jul. 31, 2022	Nov. 30, 2021	Sep. 30, 2021	Jun. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Sep. 29, 2022	Sep. 20, 2022	Aug. 10, 2022	Jul. 02, 2022	Jul. 01, 2022	Jun. 01, 2022	May 02, 2022	Mar. 01, 2022	Feb. 01, 2022	Jan. 03, 2022	Dec. 28, 2021	Nov. 05, 2021	Sep. 24, 2021	Jul. 02, 2021	Jan. 31, 2021	Aug. 31, 2019	Feb. 28, 2013
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Cash							$ 7,800,000
Prepaid expense							$ 1,100,000
Debt Instrument, conversion price							$ 0.06585
Accumulated deficit							$ 105,409,155		$ 85,845,567	$ 55,958,716
Common stock, subscriptions value					$ 60,000,000.0			$ 60,000,000.0		60,000,000.0
Warrants issued shares		233,394				945,063									233,394							36,116	18,058	55,306			659
Warrant, exercise price		$ 14.17									$ 4.00	$ 4.60	$ 7.00	$ 14.17	$ 8.00	$ 9.20	$ 18.80	$ 19.20	$ 31.60	$ 56.60	$ 90.00	$ 152.60	$ 152.60			$ 60.80	$ 124.60
Debt instrument, face amount							8,855,142		14,032,528	4,400,000
Proceeds from issuance of convertible notes		$ 8,480,000					$ 7,533,915	4,549,842	14,029,842	$ 1,000,000
Convertible Note Financing Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Debt instrument, face amount					15,900,000			$ 15,900,000
Proceeds from issuance of convertible notes				$ 10,600,000	$ 5,300,000
July Twenty Twenty Two [Member] | Common Stock [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Commitment fees			$ 800,000
January Twenty Twenty Three [Member] | Common Stock [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Commitment fees			$ 400,000
Investor [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Warrants issued shares						55,306
Warrant, exercise price						$ 200.20
Shares Issued, Price Per Share						$ 200.20
Commitment fees						$ 1,200,000
Investor [Member] | First Anniversary [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Commitment fees						800,000
Investor [Member] | 18 Month Anniversary [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Commitment fees						$ 400,000
Former Ensysce [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Cash									7,800,000
Prepaid expense									$ 1,100,000
Debt Instrument, conversion price									$ 0.06585																$ 0.06585
Deferred transaction costs									$ 1,200,000
Subsequent Event [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Reverse stock split	1-for-20 reverse split